Exhibit 99.1

grant thornton llp

Grant Thornton Tower

171 N. Clark St., Suite 200

Chicago, IL 60601

D        +1 312 856 0200

F         +1 312 602 8099

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of Harvest Commercial Capital, LLC, Harvest Commercial Capital Loan Trust 2025-1, Mizuho Securities USA LLC, Performance Trust Capital Partners, LLC, and East West Markets, LLC:

We have performed the procedures enumerated below, on certain information with respect to attributes of Harvest Commercial Capital, LLC’s (the “Company”) loan receivables (the “Harvest Loans”) as of December 31, 2024 (the “Subject Matter”), related to Harvest Commercial Capital Loan Trust 2025-1’s (the “Issuer”) issuance of certain classes of Notes (the “Securitization Transaction”). The Company’s management is responsible for the Data Tape (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, Mizuho Securities USA LLC (“Mizuho”), Performance Trust Capital Partners, LLC (“Performance Trust”), and East West Markets, LLC (“East West” and together with the Company, Issuer, Mizuho, and Performance Trust, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed on the Harvest Loans and our findings are as described herein.

For the purposes of our procedures, we were instructed by the Company that:

(i)	differences of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were deemed to be in agreement.

(ii)	differences in the “State” characteristic that are as a result of abbreviations or punctuation were deemed to be in agreement.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

GT.COM	Grant Thornton LLP is a U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

•	the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Data Tape as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include, but are not limited to, the Funding Information Sheet, Promissory Note, Appraisal Report, Credit Approval Memorandum, Disbursement Report, Final Closing Statement, Purchase Agreement, Delinquency Schedule, Commercial Guaranty, and Trial Balance.

Due diligence agreed-upon procedures

On October 7, 2024, and with updates through January 28, 2025, the Company provided us with a computer readable Data Tape (collectively, the “Data Tape”) containing certain characteristics of 139 Harvest Loans included in the Securitization Transaction. We performed the procedures indicated below on the Company’s Harvest Loans.

For each of the Harvest Loans, we performed comparisons and/or recomputations for certain characteristics (as identified in the Exhibit 1) using certain available source documents (the "Source Documents").

The Company provided us with the Source Documents related to the Harvest Loans for which we compared the characteristics set forth in the Data Tape to the corresponding Source Documents. As instructed by the Company, the procedures associated with the characteristics were applied as indicated in Exhibit A. For each procedure where a recomputation was performed, the underlying attributes utilized within the calculation were compared to the corresponding Source Documents.

Exhibit 1

Characteristics:

	Characteristic	Source Document(s)
1	Loan Name	Funding Information Sheet
2	Loan Type	Credit Approval Memorandum
3	Current Principal Balance	Trial Balance
4	Original Principal Balance	Promissory Note
5	PP Penalty	Promissory Note
6	Loan Type Info	Credit Approval Memorandum
7	Renovation Loan	Credit Approval Memorandum
8	6-digit NAICS Code	Credit Approval Memorandum
9	Address	Appraisal Report

Characteristic	Source Document(s)
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report
13	Funding Date	Disbursement Report
14	Original Loan Term (months)	Promissory Note
15	Remaining Term (Months)	Recomputation
16	Amortizing Term (Months)	Credit Approval Memorandum
17	Maturity Date	Promissory Note
18	Pari Passu	Credit Approval Memorandum
19	As Is Appraised Value	Appraisal Report
20	Rate Reset Frequency	Promissory Note
21	Reset Date	Recomputation, Promissory Note
22	Time to Next Reset (years)	Recomputation
23	Floor Rate at Reset	Promissory Note, Funding Information Sheet
24	Index (if Floating)	Promissory Note, Funding Information Sheet
25	Spread	Promissory Note, Funding Information Sheet
26	Index Rate	Promissory Note, Funding Information Sheet
27	Original Interest Rate	Trial Balance
28	Obligor FICO	Credit Approval Memorandum
29	UW DSCR	Credit Approval Memorandum
30	Origination LTV	Recomputation
31	Date Business Established	Credit Approval Memorandum
32	Number of Years in Business	Recomputation
33	Purchase Price	Final Closing Statement, Purchase Agreement
34	First Payment Date	Promissory Note

Characteristic	Source Document(s)
35	Appraised Value "As-Complete"	Appraisal Report
36	Appraisal Total Gross Income	Appraisal Report
37	Appraisal Effective Gross Income	Appraisal Report
38	Appraisal Net Operating Income	Appraisal Report
49	Appraisal Taxes	Appraisal Report
40	Appraisal Insurance	Appraisal Report
41	Appraisal Maintenance	Appraisal Report
42	Appraisal Management Fee	Appraisal Report
43	Appraisal Utilities	Appraisal Report
44	Appraisal Reserves	Appraisal Report
45	Appraisal Misc Expenses	Appraisal Report
46	UW Net Cash Flow	Credit Approval Memorandum
47	Current Interest Rate	Disbursement Report
48	Current LTV	Recomputation
49	Next Due Date	Disbursement Report
50	Days Delinquent	Delinquent Report
51	Borrowers	Promissory Note
52	Guarantor	Commercial Guaranty
53	Capitalization Rate (OAR)	Appraisal Report

For Characteristics 1 through 14, 16 through 20, 23 through 29, 31, 33 through 47, and 50 through 53, we compared and agreed the information to the Source Documents. For Characteristics 15, 21 through 22, 30, 32, and 48, we recomputed and agreed the information to the Source Documents.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In addition, we make no representations as to whether the Source Documents are a comprehensive and valid instrument and reflect the current prevailing terms with respect to the corresponding Harvest Loans.

We noted no discrepancies between the Data Tape and the Source Documents.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;

•	Addressing the value of collateral securing any such assets being securitized;

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization;

•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;

•	Forming any conclusions; and

•	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Chicago, Illinois
January 29, 2025

Exhibit 99.1

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Loan Name	Funding Information Sheet

For Harvest Loans, compared the Loan Name characteristic in the Data Tape to the “Loan Name” set forth on the Funding Information Sheet.

If multiple loans were extended to the same entity, the differentiating suffix (for example, “#1” or “1st TD”) shown in the Loan Name characteristic in the Data Tape was excluded from this comparison.

Loan Type	Credit Approval Memorandum	Compared the Loan Type characteristic in the Data Tape to the loan type set forth on the Credit Approval Memorandum.
Current Principal Balance	Trial Balance	Compared the Current Principal Balance characteristic in the Data Tape to the current loan amount set forth on the Trial Balance.
Original Principal Balance	Promissory Note	Compared the Original Principal Balance characteristic in the Data Tape to the original loan amount set forth on the Promissory Note.
PP Penalty	Promissory Note	Compared the PP Penalty characteristic in the Data Tape to the prepayment penalty set forth in the Promissory Note.
Loan Type Info	Credit Approval Memorandum

Compared the Loan Type Info characteristic in the Data Tape to the loan purpose set forth in the Credit Approval Memorandum.

As instructed by the Company, the following methodology was used to determine the purpose of each Harvest Loan in the Data Tape:

		Loan Type Info data field in the Data Tape	Methodology
		Purchase - MP	Proceeds used for the purchase of a multi-purpose property and a historical twelve-month DSCR value was used for underwriting.
		Purchase - Specialty	Proceeds used for the purchase of a specialty property and a historical twelve-month DSCR value was used for underwriting.
		Purchase with projections - MP	Proceeds used for the purchase of a multi-purpose property and a projected twelve-month DSCR value was used for underwriting.
		Purchase w Projections - SP	Proceeds used for the purchase of a specialty property and a projected twelve-month DSCR value was used for underwriting.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
		Rate & Term Refi - MP	Proceeds used to refinance existing debt related to a multi-purpose property and a historical twelve-month DSCR value was used for underwriting.
		Cash Refi - MP	Proceeds used to refinance existing debt related to a multi-purpose property, a historical twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.
		Cash Refi w Proj - MP	Proceeds used to refinance existing debt related to a multi-purpose property, a projected twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.
		Cash Refi - SP	Proceeds used to refinance existing debt related to a specialty property, a historical twelve-month DSCR value was used for underwriting, and greater than 10% of the proceeds used for working capital.
		Rate & Term Refi - Specialty	Proceeds used to refinance existing debt related to a specialty property and a historical twelve-month DSCR value was used for underwriting.
		Rate & Term Refi w/ Projections - MP	Proceeds used to refinance existing debt related to a multi-purpose property and a projected twelve-month DSCR value was used for underwriting.
		Limited Cash-out Refi - MP	Proceeds used to refinance existing debt related to a multi-purpose property, a historical twelve-month DSCR value was used for underwriting, and less than 10% of the proceeds used for working capital.

Harvest Loans with a NAICS code of “721110”, “812210”, or “541511” in the 6-digit NAICS Code data field in the Data Tape were considered to be a “specialty” property.
Renovation Loan	Credit Approval Memorandum	Compared the Renovation Loan characteristic in the Data Tape to the corresponding information set forth in the Credit Approval Memorandum.
6-digit NAICS Code	Credit Approval Memorandum	Compared the 6-digit NAICS Code characteristic in the Data Tape to the NAICS code for the primary operating company set forth on the Credit Approval Memorandum.
Address	Appraisal Report	Compared the Address characteristic in the Data Tape to the city included in the address of the property set forth on the Appraisal Report.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
City	Appraisal Report	Compared the City characteristic in the Data Tape to the city included in the address of the property set forth on the Appraisal Report.
State	Appraisal Report	Compared the State characteristic in the Data Tape to the state included in the address of the property set forth on the Appraisal Report.
Zip Code	Appraisal Report	Compared the Zip Code characteristic in the Data Tape to the zip code included in the address of the property set forth on the Appraisal Report.
Funding Date	Disbursement Report	For Harvest Loans, compared the Funding Date characteristic in the Data Tape to the distribution date set forth on the Disbursement Report.
Original Loan Term (Months)	Promissory Note	Compared the Original Loan Term (Months) characteristic in the Data Tape to the term set forth in the Promissory Note.
Remaining Term	Recomputation	=min ((Maturity Date - Cut-Off Date) / 30.4167, Original Loan Term (Months))
Amortizing Term	Credit Approval Memorandum	Compared the Amortizing Term characteristic in the Data Tape to the amortization term set forth in the Credit Approval Memorandum.
Maturity Date	Promissory Note	Compared the Maturity Date characteristic in the Data Tape to the maturity date set forth on the Promissory Note.
Rate Reset Frequency	Promissory Note	Compared the Rate Reset Frequency characteristic in the Data Tape to the rate reset frequency set forth in the Promissory Note.
Reset Date	Recomputation, Promissory Note

If the Rate Reset Frequency characteristic in the Data Tape was “5 years post funding” or “Every 5 years”, recomputed the reset date as the 59th payment date after the date in the First Payment Date characteristic.

If the Rate Reset Frequency characteristic in the Data Tape was “Fixed”, then “N/A” was used.

Time to Next Reset (years)	Recomputation	=(Reset Date - Cut-Off Date) / 365
Floor Rate at Reset	Promissory Note	Compared the Floor Rate at Reset characteristic in the Data Tape to the interest rate floor set forth on the Promissory Note.
Index (if Floating)	Promissory Note	Compared the Index (if Floating) characteristic in the Data Tape to the index set forth on the Promissory Note.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Index Rate	Promissory Note	Compared the Index Rate characteristic in the Data Tape to the index rate set forth on the Promissory Note.
Rate	Trial Balance	Compared the Rate characteristic in the Data Tape to the rate set forth on the Trial Balance.
Obligor FICO	Credit Approval Memorandum

Compared the Obligor FICO characteristic in the Data Tape to the FICO for the owner of the primary operating company set forth on the Credit Approval Memorandum.

If more than one owner was listed for the primary operating company, the weighted average FICO was calculated based on the ownership percentage of the primary operating company (with the ownership percentage of owners with less than 20% ownership interest equally redistributed to the owners with ≥20% ownership interest), rounded to the nearest integer.

If an updated personal credit report was obtained for the underlying borrower(s) between the date of the Credit Approval Memorandum and the origination approval for the Harvest Loan, the credit score as shown on the PCR was used.

If ≥20% of the primary operating company was owned by a separate entity, then the weighted average FICOs of that entity’s owners was taken into account for the overall weighted average FICO calculation for the primary operating company.

If none of the owners of the primary operating company had an ownership interest ≥20%, compared the Obligor FICO characteristic in the Data Tape to the FICO for the manager of the business set forth on the Credit Approval Memorandum.

UW DSCR	Credit Approval Memorandum

Compared the UW DSCR characteristic in the Data Tape to the most recent annual global DSCR set forth on the Credit Approval Memorandum.

For Harvest Loans with a loan type of “504 1st” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.10x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.10x.

For Harvest Loans, with a loan type of “Conventional” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.15x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.15x.

For Harvest Loans, with a loan type of “Investor” in the Loan Type data field in the Data Tape, if the most recent annual global DSCR as shown on the Credit Approval Memorandum was less than 1.15x, the comparison was performed using the first annual projected global DSCR greater than or equal to 1.15x.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Origination LTV	Recomputation	The purpose of each Harvest Loan was identified by reference to the Loan Type Info data field in the Data Tape as follows:
		Loan Type Info data field in the Data Tape	Purpose
		Purchase - MP	Purchase
		Purchase - Specialty	Purchase
		Purchase w Projections - MP	Purchase
		Purchase w Projections -Specialty	Purchase
		Rate & Term Refi - MP	Refinance
		Cash Refi - MP	Refinance
		Cash Refi w Proj - MP	Refinance
		Cash Refi - Specialty	Refinance
		Limited Cash-out Refi - MP	Refinance
		Proj Rate & Term Refi - MP	Refinance
		Rate & Term Refi - Specialty	Refinance

The Origination LTV characteristic was recomputed for the Harvest Loans using the following methodology: The quotient of:
(a)	the original loan amount, calculated as (i) for Harvest Loans with a value of “No” in the Pari Passu? data field in the Data Tape, the Original Principal Balance or (ii) for Harvest Loans with a value of “Yes” in the Pari Passu? data field in the Data Tape, the sum the Original Principal Balance for the applicable Loans, over

(b)	the original property value, calculated as (i) for “purchase” Harvest Loans, where the subject property was purchased at an arm’s length transaction, the minimum of the Origination Appraised Value “As-Is” and the Purchase Price values, (ii) for “purchase” Harvest Loans, where the subject property was not purchased at an arm’s length transaction, the Origination Appraised Value “As-Is” value (iii) for “refinance” Harvest Loans, the Origination Appraised Value “As-Is” value or (iv) for Harvest Loans with a value of “Yes” in the Renovation Loan or Additional Financing at Origination - Tenant Improvement Portion? data fields in the Data Tape, the Origination Appraised Value “As-Complete” (if applicable) value.

The result of this calculation was rounded to 1 decimal place (in percentage terms).

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Date Business Established	Credit Approval Memorandum

Compared the Date Business Established characteristic in the Data Tape to the date the primary operating company was founded set forth on the Credit Approval Memorandum.

If only the year the primary operating company was founded was shown in the Credit Approval Memorandum, the month and day the primary operating company was founded was assumed to be “January” and “1” (respectively). If only the month and year the primary operating company was founded was shown in the Credit Approval Memorandum, the day the primary operating company was founded was assumed to be “1”.

Number of Years in Business	Recomputation	=(Cut-Off Date - Date Business Established) / 365
Purchase Price	Final Closing Statement, Purchase Agreement

Compared the Purchase Price characteristic in the Data Tape to the sales price set forth on the Purchase Agreement.

If the purchase price for the underlying property was updated between the date of the Purchase Agreement and the origination approval for the Harvest Loan, the purchase price as shown on the Final Closing Statement was used.

Origination Appraised Value “As-Is”	Appraisal Report	Compared the Origination Appraised Value “As-Is” characteristic in the Data Tape to the “leased fee” “as-is market value” set forth on the Appraisal Report.
Origination Appraised Value “As-Complete”	Appraisal Report	Compared the Origination Appraised Value “As-Complete” characteristic in the Data Tape to the “leased fee” “as complete market value” set forth on the Appraisal Report.
Pari Passu	Credit Approval Memorandum	Compared the Pari Passu characteristic in the Data Tape to the information set forth in the Credit Approval Memorandum.
First Payment Date	Promissory Note	Compared the First Payment Date characteristic in the Data Tape to the first payment date set forth on the Promissory Note.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Appraisal Total Gross Income	Appraisal Report	Compared the Appraisal Total Gross Income characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Effective Gross Income	Appraisal Report	Compared the Appraisal Effective Gross Income characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Net Operating Income	Appraisal Report	Compared the Appraisal Net Operating Income characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Taxes	Appraisal Report	Compared the Appraisal Taxes characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Insurance	Appraisal Report	Compared the Appraisal Insurance characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Maintenance	Appraisal Report	Compared the Appraisal Maintenance characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Management Fee	Appraisal Report	Compared the Appraisal Management Fee characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Utilities	Appraisal Report	Compared the Appraisal Utilities characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Reserves	Appraisal Report	Compared the Appraisal Reserves characteristic in the Data Tape to the information set forth on the Appraisal Report.
Appraisal Misc Expenses	Appraisal Report	Compared the Appraisal Misc Expenses characteristic in the Data Tape to the information set forth on the Appraisal Report.
UW Net Cash Flow	Credit Approval Memorandum	Compared the UW Net Cash Flow characteristic in the Data Tape to the information set forth in the Credit Approval Memorandum.
Current Interest Rate	Disbursement Report	Compared the Current Interest Rate characteristic in the Data Tape to the information set forth in the Disbursement Report.

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Current LTV	Recomputation	The purpose of each Harvest Loan was identified by reference to the Loan Type Info data field in the Data Tape as follows:
		Loan Type Info data field in the Data Tape	Purpose
		Purchase - MP	Purchase
		Purchase - Specialty	Purchase
		Purchase w Projections - MP	Purchase
		Purchase w Projections -Specialty	Purchase
		Rate & Term Refi - MP	Refinance
		Cash Refi - MP	Refinance
		Cash Refi w Proj - MP	Refinance
		Cash Refi - Specialty	Refinance
		Limited Cash-out Refi - MP	Refinance
		Proj Rate & Term Refi - MP	Refinance
		Rate & Term Refi - Specialty	Refinance

The Current LTV characteristic was recomputed for the Harvest Loans using the following methodology: The quotient of:
(c)	the original loan amount, calculated as (i) for Harvest Loans with a value of “No” in the Pari Passu? data field in the Data Tape, the Current Principal Balance or (ii) for Harvest Loans with a value of “Yes” in the Pari Passu? data field in the Data Tape, the sum the Current Principal Balance for the applicable Loans, over

(d)	the original property value, calculated as (i) for “purchase” Harvest Loans, where the subject property was purchased at an arm’s length transaction, the minimum of the Origination Appraised Value “As-Is” and the Purchase Price values, (ii) for “purchase” Harvest Loans, where the subject property was not purchased at an arm’s length transaction, the Origination Appraised Value “As-Is” value (iii) for “refinance” Harvest Loans, the Origination Appraised Value “As-Is” value or (iv) for Harvest Loans with a value of “Yes” in the Renovation Loan or Additional Financing at Origination - Tenant Improvement Portion? data fields in the Data Tape, the Origination Appraised Value “As-Complete” (if applicable) value.

The result of this calculation was rounded to 1 decimal place (in percentage terms).

Exhibit A - Procedures Performed on the Harvest Loans

Characteristic	Source Document	Methodology
Next Due Date	Disbursement Report	Compared the Next Due Date characteristic in the Data Tape to the information set forth in the Disbursement Report.
Days Delinquent	Delinquency Report	Compared the Days Delinquent characteristic in the Data Tape to the information set forth in the Delinquency Report.
Borrowers	Promissory Note	Compared the Borrowers characteristic in the Data Tape to the rate reset frequency set forth in the Promissory Note.
Guarantor	Commercial Guaranty	Compared the Guarantor characteristic in the Data Tape to the rate reset frequency set forth in the Commercial Guaranty.
Capitalization Rate (OAR)	Appraisal Report	Compared the Capitalization Rate (OAR) characteristic in the Data Tape to the information set forth on the Appraisal Report.